Retention receivables, net (Tables)	12 Months Ended
Jun. 30, 2025
Retention Receivables Net
Schedule of retention receivables, net

Retention receivables, net consisted of the following retention receivables matured within one year:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Retention receivables	237,726	128,593	176,445
Less: allowance for expected credit losses	(24,030)	(25,788)	(35,384)
Total retention receivables, net	213,696	102,805	141,061

Schedule of allowance in expected credit losses

Movements of allowance for expected credit losses were as follows:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	40,259	24,030	32,972
(Reversal) addition	(16,229)	1,758	2,412
Balance, end of year	24,030	25,788	35,384